21. Acquisition of the Company's own shares (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition Of Companys Own Shares
Acquisition of own shares	$ (599,150)	$ (1,643,458)	$ 0